INVESTMENTS (Details 7) - Home Inns $ / shares in Units, ¥ in Thousands, $ in Millions	9 Months Ended
	Jun. 30, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Equity method investment disclosures
Current assets	¥ 1,394,546				¥ 1,230,755
Non-current assets	7,895,931				8,030,078
Current liabilities	2,579,453				1,751,016
Non-current liabilities	1,556,096				2,546,507
Retain earnings	1,638,737				1,568,795
Non-controlling interest	17,409				15,188
Total shareholder's equity	5,154,928				¥ 4,963,310
Total revenues	4,773,053	¥ 4,780,743
Net Revenues	4,485,989	4,483,401
Income from operations	219,612	359,185
Net income	121,282	198,384
Net (loss) / income attributable to Home Inns Group's shareholders	¥ 119,062	¥ 195,884
ADS
Equity method investment disclosures
Closing price of ADS (in dollars per share) | $ / shares			$ 28.74
Aggregate market value			$ 207	¥ 1,300,000